Financial Assets at Fair Value Through Profit or Loss and Stock Loan	12 Months Ended
Dec. 31, 2023
Financial Assets at Fair Value Through Profit Or Loss And Stock Loan [Abstract]
Financial Assets at Fair Value Through Profit or Loss and Stock Loan
13.	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS AND STOCK LOAN

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Financial assets at fair value through profit or loss, other than financial asset at fair value through profit or loss under stock loan	330,248	173,589	66,290
Financial assets at fair value through profit or loss under stock loan	27,104	21,748	13,317

Total financial assets at fair value through profit or loss	357,352	195,337	79,607

Listed equity shares, at quoted price
—Investment A	135,373	89,254	54,494
—Investment B	—	21,219	17,558
—Investment C	—	1	1

Total listed equity shares, at quoted price	135,373	110,474	72,053

Unlisted equity shares
—Investment D	61,657	69,635	—
—Investment E	1,481	1,492	1,517
—Investment F	—	200	200
—Investment G	—	288	288
—Investment H	11,056	—	—
—Investment I	2,816	—	—
—Investment J	143,689	—	—
—Investment K	1,280	—	—

Total unlisted equity shares	221.979	71,615	2,005

Movie income right investments	—	13,248	5,549

	357,352	195,337	79,607

The
above unlisted investments at December 31, 2021, 2022 and 2023 were equity shares investments issued by enterprises. Financial assets at fair value through profit or loss are categorized into levels 1 to 3. Refer to Note 31 for more information.
On December 28, 2021, the Group entered into a stock lending agreement with a related company, pursuant to which the Group lent certain listed equity shares of Investment A to the related company, with an interest of 2% per annum based on market value of the listed equity shares of the previous month end.
On May 5 and June 1, 2022, the Group entered into certain stock lending agreements with an independent third party, pursuant to which the Group lent certain listed equity shares of Investment A to this independent third party, with an interest of 2% per annum based on the previous month end market value of the listed equity shares.

As of December

31
,
2021
,
2022
and
2023
, the fair values of the listed equity shares underlying the stock loan were US$
27,104
, US$
21,748
and US$
13,317
respectively. In addition, the net fair value changes on the financial assets at fair value through profit or loss under stock loan were US$
6,095
, US$
8,976
and US$
8,371
for the years ended December 31, 2021, 2022 and 2023, respectively.
During the year ended December 31, 2023, the Group acquired the entire equity interests of AMTD Assets from Investment D (AMTD Assets Alpha Group) at a consideration of approximately US$276 million, the consideration was settled through current accounts due from the immediate holding company. After the acquisition, AMTD Assets bec
a
me a subsidiary of the Group. The Group further acquired remaining 80.1% equity interest in Investment D at a consideration of approximately US$266 million during the year ended December 31, 2023, the consideration was settled through current accounts due from the immediate holding company. After the acquisition, AMTD Asset Alpha Group become a subsidiary of the Group.
During the year ended December 31, 2022 and 2023, the Group entered into a movie income right agreements with certain production houses. In accordance with the relevant agreements, the Group is entitled to certain percentage of the profit to be derived from the release of the films upon entering into the agreements. The Group may be required to further contribute to the film program due to the budget overruns. Any agreed further contribution to the film program due to the budget overruns of the film program by the Group will be added to the carrying amounts of financial assets.